OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

(US $ millions)	Note	Dec 31, 2019	Dec 31, 2018
Defined benefit pension asset	11	$4	$4
Investment tax credit receivable		4	—
Other		1	1
		$9	$5